CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Total net revenues	¥ 5,233,170	$ 802,018	¥ 3,031,167	¥ 635,316
Total cost of revenues	(1,869,145)	(286,459)	(1,103,509)	(232,073)
Gross profit	3,364,025	515,559	1,927,658	403,243
Operating expenses:
Fulfilment expenses	(425,052)	(65,142)	(300,122)	(81,270)
Selling and marketing expenses	(3,412,159)	(522,936)	(1,251,270)	(309,331)
General and administrative expenses	(2,142,973)	(328,425)	(209,326)	(43,315)
Research and development expenses	(66,512)	(10,193)	(23,179)	(2,641)
Total operating expenses	(6,046,696)	(926,696)	(1,783,897)	(436,557)
Income (loss) from operations	(2,682,671)	(411,137)	143,761	(33,314)
Financial (expenses) income	14,313	2,194	5,320	(214)
Foreign currency exchange losses	(2,774)	(425)	(62)	(433)
Other non-operating expenses	(10,313)	(1,581)	(1,684)	(139)
Fair value loss on a forward liability | ¥				(2,014)
Income (loss) before income tax expenses	(2,681,445)	(410,949)	147,335	(36,114)
Income tax expenses	(6,970)	(1,068)	(71,976)	(4,010)
Net income (loss)	(2,688,415)	(412,017)	75,359	(40,124)
Less: Net income (loss) attributable to the non-controlling interests	(608)	(93)
Net income (loss) attributable to the Yatsen Holding Limited's shareholders	(2,687,807)	(411,924)	75,359	(40,124)
Accretion to preferred shares	(242,209)	(37,120)	(59,200)	(3,465)
Deemed dividends due to modification of preferred shares	(1,054,220)	(161,566)	(61,239)	(3,521)
Net income (loss) attributable to ordinary shareholders of Yatsen Holding Limited	¥ (3,984,236)	$ (610,610)	¥ (45,080)	¥ (47,110)
Net income (loss) per ordinary share
Net income (loss) per ordinary share-basic | (per share)	¥ (4.78)	$ (0.73)	¥ (0.10)	¥ (0.17)
Net income (loss) per ordinary share-diluted | (per share)	¥ (4.78)	$ (0.73)	¥ (0.10)	¥ (0.17)
Weighted average number of ordinary shares used in computing net income (loss) per ordinary share
Ordinary shares—basic	833,714,126	833,714,126	450,499,736	271,261,594
Ordinary shares—diluted	833,714,126	833,714,126	450,499,736	271,261,594